RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

a)	Related Parties

Name of Related Parties	Relationship with the Company

Vincent Tianquan Mo	Executive chairman of the board of directors and chief executive officer

Richard Jiangong Dai	Director of the board up until February 25, 2016

Wall Street Global Training Center, Inc.	A company under the control of Vincent Tianquan Mo and two other independent directors

Beihai Silver Beach 1 Hotel and Property Management Company, Ltd. (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Che Tian Xia Company Ltd.	A company under the control of Vincent Tianquan Mo and Richard Jiangong Dai

Guangxi Wharton International Hotel ("Guangxi Wharton")	A company under the control of Vincent Tianquan Mo

Research Center on Natural Conservation, Inc. ("Research Center")	A company under the control of Vincent Tianquan Mo

Upsky Long Island Hotel LLC ("Upsky Long Island")	A company under the control of Vincent Tianquan Mo

Upsky San Francisco Airport Hotel LLC (formerly known as "Crowne Plaza San Francisco-International Airport") ("Upsky San Francisco")	A company under the control of Vincent Tianquan Mo

Upsky Lighthouse Hotel LLC ("Upsky Lighthouse")	A company under the control of Vincent Tianquan Mo

Nanning Xuyin Business Co., Ltd. (“Nanning Xuyin”)	A company under the control of Vincent Tianquan Mo

New York Military Academy	A company of which Vincent Tianquan Mo is a director

b)	The Company had the following related party transactions for the years ended December 31, 2015, 2016 and 2017:

	For the Years Ended December 31,
	2015	2016	2017
	US$	US$	US$

Office building leased from:
-Vincent Tianquan Mo	169	154	159
Management fee incurred:
-Beihai Silver Beach	470	421	501
Hotel service fee incurred:
- Beihai Silver Beach	-	113	-
- Upsky San Francisco	20	17	-
- Upsky Lighthouse	1	-	-
- Upsky Long Island	116	81	-
Training fee incurred			-
- New York Military Academy	-	111	-

Free rental space to Wall Street Global Training Center, Inc.

Starting from 2011, the Company provided Wall Street Global Training Center, Inc. with office space of approximately 220 square feet in the Company’s building located in New York City, United States of America, free of charge. The estimated fair value of the free office space was insignificant for each of the years ended December 31, 2015, 2016 and 2017.

Office building leased from Vincent Tianquan Mo

The Company entered into an agreement with Vincent Tianquan Mo to lease a building owned by him for a 10-year period for nil consideration starting from March 1, 2012. The deemed rental expense of US$169 and US$154 and US$159 the corresponding shareholder contribution were included in the consolidated financial statements for the years ended December 31, 2015, 2016 and 2017, respectively.

Management service provided by Beihai Silver Beach

On April 1, 2013, the Company and Beihai Silver Beach entered into a contract, pursuant to which Beihai Silver Beach was engaged to manage the hotel and office leasing operations owned by Shanghai BaoAn Enterprise, Shanghai BaoAn Hotel (“BaoAn Entities”) for ten years. The management fees incurred for the years ended December 31, 2015, 2016 and 2017 were US$470 and US$421, and US$501 respectively.

Hotel service fee

For the year ended December 31, 2015, Upsky San Francisco, Upsky Long Island and Upsky Lighthouse provided hotel accommodation to the Company amounting to US$20, US$116 and US$1, respectively. In the year ended December 31, 2016, Upsky San Francisco, Upsky Long Island and Beihai Silver Beach provided hotel accommodation to the Company amounting to US$17, US$81and US$113. and in the ended December 31,2017, Upsky San Francisco, Upsky Long Island and Upsky Lighthouse provided hotel accommodation to the Company amounting were nil.

Training service fee

In the year ended December 31, 2017, New York Military Academy, a company of which Vincent Tianquan Mo is a director, provided training service to the Company amounting was nil (2016: US$111).

Use of domain name of Che Tian Xia Company Ltd.

In April 2013, the Company entered into a contract with Che Tian Xia Company Ltd. to use the latter’s domain name www.youtx.com for five years at nil consideration.

Nanning Xuyin holds shares of Guilin Bank Co., Ltd (“Guilin Bank”)

As of December 31, 2015, Nanning Xuyin, which is 80% owned by Vincent Tianquan Mo, held 73,430,061 shares of Guilin Bank that were pledged by a third-party for its overdue receivables to the Company through an entrustment agreement. In 2016, 30,595,859 shares of Guilin Bank have been transferred to the Company from Naning Xuying. In 2017, all the rest of the shares of Guilin Bank have been transferred to the Company from Naning Xuying.

c)	The Company had the following related party balances as of December 31, 2016 and 2017:

	As of December 31,
	2016	2017
	US$	US$
Amounts due from a related party:
- Beihai Silver Beach	197	167

The balances as of December 31, 2016 and 2017 represented outstanding management fees which were unsecured and interest-free.